[Letterhead of Preventia, Inc.]

December 14, 2010

United States Securities and Exchange Commission
Division of Corporation Finance
Mail Stop 3561
Washington, D.C. 20549

	Re: 	Preventia, Inc.
		Registration Statement on Form S-1
		Filed December 10, 2010
		File No. 333-171104

We have reviewed the Securities and Exchange Commission's (the
"Commission") comment letter dated December 14, 2010 (the "Comment Letter") and have provided our following response.

1. The city and state where issued have been included in the accountant's report.

2. The accountant's report has been revised to state (with reference to the Public Company Accounting Oversight Board) the standards pursuant to which the audit was conducted.


Thank you for your time and consideration in this matter.

Sincerely,

/s/Murray Friedman, DDS
-----------------------
Murray Friedman, DDS
Chief Executive Officer